Conestoga Funds

Institutional Advisors LargeCap Fund

Incorporated herein by reference is the definitive version of the prospectus for the Institutional Advisors LargeCap Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 18, 2012 (SEC Accession No. 0001162044-12-000898).

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.    EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase